Supplemental Financial Information - Schedule of Other Non Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Fair value of contingent consideration	$ 13,700	$ 0
Contract liabilities	149	122
Other (miscellaneous)	750	1,563
Other non-current liabilities	$ 14,599	$ 1,685